Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash dividend (in dollars per share)	$ 0.93	$ 0.92	$ 0.91